SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Licenses Revenue	$ 1,600	$ 228
Grants received from the OCS	$ 197	$ 292	$ 206
Liability for unrecognized tax benefits
Severance liability, percentage	8.33%
Severance expenses	$ 102	$ 116	107
Safe-harbor contribution percentage	3.00%
Defined contribution plan, employer contributions	$ 180	$ 112	$ 65
Number of primary payers for trade receivables | item	2